SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of supplementary cash flow information [Abstract]
Schedule of Cash and Cash Equivalents
	March 31, 2021	March 31, 2020
Cash on hand and at bank	$111,191	$65,251
Bank term deposits and GICs	7,544	526
Total cash and cash equivalents	$118,735	$65,777

Schedule of Change in Non-cash Operating Working Capital
Changes in non-cash operating working capital:	Years Ended March 31,
	2021	2020
Trade and other receivables	$(470)	$330
Inventories	(859)	1,798
Prepaids and deposits	(1,133)	184
Accounts payable and accrued liabilities	4,158	(1,616)
Deposits received	1,352	1,236
Due from a related party	27	(170)
	$3,075	$1,762